Inventories	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Inventories

11. Inventories

	June 30, 2025	December 31, 2024
Finished products
Iron Solutions	2,805	2,493
Energy Transition Metals	654	571
	3,459	3,064

Work in progress	723	691
Consumable inventory	1,064	988

Net realizable value provision (i)	(4)	(138)
Total of inventories	5,242	4,605

(i) In the six-month period ended June 30, 2025, the effect of provision for net realizable value was US$78 (2024: US$53).